Supplemental Cash Flow Information - Schedule of Reconciliation of Liabilities arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 3,197,019	$ 3,850,081	$ 3,792,597
Cash outflows	(155,903)	(344,014)	(97,234)
Amortization of deferred financing costs, prepayment options and loss on repayment	1,105	1,028	842
Gain on repurchase of debt	(202,493)	(230,080)	(106,916)
Non-cash additions
Interest paid
Interest accrued
Non-cash disposals
Impact of foreign exchange	256,887	(79,996)	260,792
Ending balance	3,096,615	3,197,019	3,850,081
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	18,271	25,124	30,344
Cash outflows	(4,572)	(6,385)	(6,667)
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on repurchase of debt
Non-cash additions
Interest paid
Interest accrued
Non-cash disposals
Impact of foreign exchange	1,361	(468)	1,447
Ending balance	15,060	18,271	25,124
Lease liabilities [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	33,339	34,106	35,678
Cash outflows	(2,422)	(2,171)	(2,498)
Amortization of deferred financing costs, prepayment options and loss on repayment
Gain on repurchase of debt
Non-cash additions	2,103	1,473	376
Interest paid	(1,518)	(1,523)	(1,611)
Interest accrued	1,518	1,523	1,611
Non-cash disposals	(324)		(558)
Impact of foreign exchange	679	(69)	1,108
Ending balance	$ 33,375	$ 33,339	$ 34,106